Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Rates of Group's Subsidiaries	The income tax rates of Group´s subsidiaries having significant operations were as follows:

	2014	2013	2012
Germany	29.13%	29.13%	29.13%
Malaysia	25.00%	25.00%	25.00%

Income (Loss) before Taxes

For the periods ended December 31, 2014, 2013 and 2012, income (loss) before taxes consists of the following:

In millions of U.S. dollars	2014	2013	2012
Cayman Islands operations	-0.7	-0.1	0.5
Foreign operations	5.1	-47.5	-19.4

Total	4.4	-47.6	-18.9

Provisions for Income Taxes

The provision for income taxes amounts to $1.4 million, $0.4 million and $ 0.0 and relates to income (loss) before taxes of the German operations.

In millions of U.S. dollars	2014	2013	2012
Current tax expense	0.0	0.0	0.0
Deferred tax expense	1.4	0.4	0.0

Provision for income taxes	1.4	0.4	0.0

Tax Rates Reconciliation

The tax rate reconciliation is based on the tax rate of Hanwha Q CELLS Investment, as follows:

In millions of U.S. dollars	January 1, 2014 – December 31, 2014	January 1, 2013 – December 31, 2013	September 12, 2012 – December 31, 2012
Income (loss) before income tax	4.4	-47.6	-18.9
Parent statutory tax rate	0.00%	0.00%	0.00%
Expected provision for income taxes	0.0	0.0	0.0
Income tax impact of the following effects led to a difference between the expected and reported provision for income taxes:
Effect of different tax rates applying in other jurisdictions	0.2	-13.6	-4.3
Nondeductible expenses	2.1	3.4	0.4
Income not subject to taxation	-7.9	0.0	-0.2
Valuation allowance on deferred tax assets	6.9	10.8	3.9
Other effects	0.1	-0.2	0.2
Reported provision for income taxes	1.4	0.4	0.0

Components of Deferred Tax Assets (Liabilities)

The components of deferred tax assets (liabilities) are as follows:

	Deferred tax assets as of December 31, 2014			Deferred tax assets as of December 31, 2013
In millions of U.S. dollars	Current	Non-current	Total	Current	Non-current	Total
Intangible assets	0.0	0.7	0.7	0.0	0.0	0.0
Property, plant, and equipment	0.0	12.6	12.6	0.0	20.5	20.5
Accounts receivable and other assets	1.0	0.0	1.0	0.4	0.0	0.4
Provisions	0.6	3.2	3.8	0.5	3.2	3.7
Liabilities	0.0	0.1	0.1	0.0	0.0	0.0
Tax losses carried forward	3.0	36.3	39.3	1.0	41.6	42.6
Unabsorbed capital allowance	0.0	43.1	43.1	0.0	46.2	46.2

Sub-total	4.6	96.0	100.6	2.0	111.5	113.5

Valuation allowance	-4.0	-91.2	-95.2	-1.9	-110.0	-111.9

Sub-total	0.6	4.8	5.4	0.1	1.5	1.6

	Deferred tax liabilities as of December 31, 2014			Deferred tax liabilities as of December 31, 2013
In millions of U.S. dollars	Current	Non-current	Total	Current	Non-current	Total
Intangible assets	0.0	0.8	0.8	0.0	0.1	0.1
Property, plant, and equipment	0.0	0.4	0.4	0.0	0.0	0.0
Financial assets	0.2	0.0	0.2	0.0	0.0	0.0
Accounts receivable and other assets	5.7	0.0	5.7	0.7	0.0	0.7
Liabilities	0.1	0.0	0.1	1.2	0.0	1.2

Sub-total	6.0	1.2	7.2	1.9	0.1	2.0

Unused Tax Losses

Unused tax losses were as follows:

In millions of U.S. dollars	December 31, 2014	December 31, 2013
Loss carry forward
- Trade taxes	101.2	111.8
- Corporation taxes	134.4	145.6
- Interest carry forward	5.8	5.4